OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contracts Receivable, Claims and Uncertain Amounts	$ 5,857	$ 10,732
Other Receivables from Broker-Dealers and Clearing Organizations	3,518	3,825
Other Receivables	17,294	19,416
Allowance for doubtful accounts	5,998	6,170	$ 1,678	$ 494
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	7,919	4,859
Total Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0